SEC. File Nos. 333-138648

811-21981

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 12

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 14

__________________

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1447

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

__________________

Steven I. Koszalka, Secretary

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

__________________

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective immediately pursuant to paragraph (b) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 22nd day of January, 2013.

American Funds Target Date Retirement Series

By: /s/ John H. Smet

(John H. Smet, Vice Chairman)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 22, 2013, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:

	/s/ Michael J. Downer	President/PEO
Michael J. Downer

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland

(3)	Trustees:

	William H. Baribault*	Trustee

	/s/ Michael J. Downer	President and Trustee
Michael J. Downer

	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Chairman (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Frank M. Sanchez*	Trustee

	/s/ John H. Smet	Vice Chairman
John H. Smet

	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By /s/ Steven I. Koszalka

Steven I. Koszalka, pursuant to a power of attorney filed herewith

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Katherine H. Newhall

(Katherine H. Newhall)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-          American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-          American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-          The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-          American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-          American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-          American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-          American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-          American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-          American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-          American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-          American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-          The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-          American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-          American High-Income Trust (File No. 033-17917, File No. 811-05364)

-          The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-          Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-          Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-          Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-          Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          AMCAP Fund (File No. 002-26516, File No. 811-01435)

-          American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-          American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-          American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-

-          American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-          American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-          American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-          American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-          American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-          American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-          American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-          American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-          American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-          American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-          American High-Income Trust (File No. 033-17917, File No. 811-05364)

-          American Mutual Fund (File No. 002-10607, File No. 811-00572)

-          The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-          Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-          Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-          The Investment Company of America (File No. 002-10811, File No. 811-00116)

-          Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-          Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          AMCAP Fund (File No. 002-26516, File No. 811-01435)

-          American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-          American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-          American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-          American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-          American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-          American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-          American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-          American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-          American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-          American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-          American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-          American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-          American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-          American High-Income Trust (File No. 033-17917, File No. 811-05364)

-          American Mutual Fund (File No. 002-10607, File No. 811-00572)

-          The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-          Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-          Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-          The Investment Company of America (File No. 002-10811, File No. 811-00116)

-          Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-          Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-          American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-          American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-          American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-          American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-          American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-          American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-          American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-          American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-          American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-          American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-          American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-          American High-Income Trust (File No. 033-17917, File No. 811-05364)

-          The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-          Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-          Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-          Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-          Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Barbara, CA, this 10th day of December, 2012.

(City, State)

/s/ W. Scott Hedrick

W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-          American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-          American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-          American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-          American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-          American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-          American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-          American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-          American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-          American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-          American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-          American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-          American High-Income Trust (File No. 033-17917, File No. 811-05364)

-          The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-          Capital Income Builder (File No. 033-12967, File No. 811-05085)

-          Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-          Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

-          Capital World Growth and Income Fund

-          Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-          Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-          The New Economy Fund (File No. 002-83848, File No. 811-03735)

-          The New Economy Fund

-          Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-          American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-          American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-          American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-          American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-          American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-          American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-          American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-          American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-          American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-          American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-          American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-          American High-Income Trust (File No. 033-17917, File No. 811-05364)

-          The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-          Capital Income Builder (File No. 033-12967, File No. 811-05085)

-          Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-          Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

-          Capital World Growth and Income Fund

-          Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-          Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-          The New Economy Fund (File No. 002-83848, File No. 811-03735)

-          The New Economy Fund

-          Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-          American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-          American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-          American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-          American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-          American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-          American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-          American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-          American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-          American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-          American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-          American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-          American High-Income Trust (File No. 033-17917, File No. 811-05364)

-          The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-          Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-          Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-          Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-          Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-          American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-          American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-          American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-          American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-          American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-          American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-          American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-          American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-          American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-          American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-          American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-          American High-Income Trust (File No. 033-17917, File No. 811-05364)

-          The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-          Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-          Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-          Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-          Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          American Balanced Fund (File No. 002-10758, File No. 811-00066)

-          American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-          American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-          American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-          American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-          American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-          American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-          American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-          American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-          American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-          American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-          American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-          American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-          American High-Income Trust (File No. 033-17917, File No. 811-05364)

-          The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-          Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-          The Income Fund of America (File No. 002-33371, File No. 811-01880)

-          Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-          International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

-          Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-          Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-          American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-          American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-          American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-          American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-          American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-          American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-          American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-          American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-          American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-          American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-          American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-          American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-          American High-Income Trust (File No. 033-17917, File No. 811-05364)

-          The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-          Capital Income Builder (File No. 033-12967, File No. 811-05085)

-          Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-          Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

-          Capital World Growth and Income Fund

-          Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-          Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-          The New Economy Fund (File No. 002-83848, File No. 811-03735)

-          The New Economy Fund

-          Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tulsa, OK, this 5th day of December, 2012.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase